Mezzanine Equity, Series F Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 16, 2022	Mar. 16, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 17, 2022
Mezzanine Equity [Abstract]
Issuance of preferred shares (in shares)				7,200,000	2,188
Shares redeemed (in shares)			2,191,121	1,349,252
Redemption amount			$ 43,916	$ 86,351
Deemed dividend related to redemption value			$ 0	14,400	$ 437
Series F Preferred Shares [Member]
Mezzanine Equity [Abstract]
Issuance of preferred shares (in shares)	7,200,000
Number of common shares that can be voted for each preferred share (in shares)			10
Liquidation preference (in dollars per share)			$ 10
Redemption premium percentage			20.00%
Minimum voting rights percentage			50.00%
Dividend rate			13.50%
Percentage of Liquidation Amount used to calculate one-time cash dividend			4.00%
Deemed dividend related to redemption value		$ 14,400
Dividends declared			$ 5,009	$ 10,344
Series F Preferred Shares [Member] | Maximum [Member]
Mezzanine Equity [Abstract]
Redemption premium percentage			40.00%
Redemption amount	$ 86,400	86,400
Related Party [Member] | Africanus [Member]
Mezzanine Equity [Abstract]
Shipbuilding costs to be assumed						$ 47,630
Due to related parties	$ 24,370	$ 24,370
Related Party [Member] | Africanus [Member] | Maximum [Member]
Mezzanine Equity [Abstract]
Remaining payment obligations						$ 27,978
Related Party [Member] | Africanus [Member] | Series F Preferred Shares [Member]
Mezzanine Equity [Abstract]
Preferred shares to be sold (in shares)						7,560,759
Shares redeemed (in shares)			2,191,121	1,349,252
Shares redeemed			$ 26,293	$ 16,191
Dividends declared			$ 5,009	$ 10,344